Stockholders' Equity Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended							9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding (in shares)									101,154,030	104,684,812	107,108,703
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)									101,590,351	104,837,470	107,149,240
NET INCOME	$ 40,561	$ 37,910	$ 38,657	$ 40,236	$ 42,906	$ 35,978	$ 35,283	$ 37,338	$ 157,364	$ 151,505	$ 138,183
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.38	$ 0.38	$ 0.39	$ 0.42	$ 0.34	$ 0.33	$ 0.36	$ 1.56	$ 1.45	$ 1.29
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.37	$ 0.38	$ 0.39	$ 0.41	$ 0.34	$ 0.33	$ 0.36	$ 1.55	$ 1.45	$ 1.29
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants									352,171	100,211	0
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average call options and warrants									84,150	52,447	40,537